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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05083
                                   -----------

          Van Eck Worldwide Insurance Trust-Worldwide Real Estate Fund
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                         99 Park Ave. New York, NY 10016
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          -------------------------------------------------------------
                     (Name and address of agent for service)

               Registrant's telephone number, including area code:
                                  212-687-5200
                                 --------------

                         Date of fiscal year end: 12/31
                                     ------
                        Date of reporting period: 9/30/05
                                    ---------

ITEM 1.  Schedule of Investments.


WORLDWIDE REAL ESTATE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2005 (UNAUDITED)


COUNTRY
COMMON STOCKS:                               NO. OF SHARES              SECURITIES                                           VALUE
------------------------------------------------------------------------------------------------------------------------------------
AUSTRALIA - 4.2%                                 61,324    Lend Lease Corp. Ltd. #                                      $   655,123
                                                100,000    Multiplex Group #                                                231,408
                                                                                                                         ----------
                                                                                                                            886,531
                                                                                                                         ----------

CANADA - 9.1%                                    22,250    Brookfield Properties Corp. (USD)                                655,707
                                                283,200    Killam Properties, Inc. +                                        657,755
                                                 48,000    TimberWest Forest Corp. (Stapled Units)                          623,897
                                                                                                                         ----------
                                                                                                                          1,937,359
                                                                                                                         ----------

FRANCE - 0.9%                                     1,250    Unibail S.A. #                                                   181,264
                                                                                                                         ----------


GERMANY - 1.4%                                   15,000    IVG Immobilien AG #                                              310,249
                                                                                                                         ----------


HONG KONG - 2.5%                                200,000    Hang Lung Properties Ltd. #                                      319,324
                                                 20,000    Sun Hung Kai Properties Ltd. #                                   207,789
                                                                                                                         ----------
                                                                                                                            527,113
                                                                                                                         ----------

ITALY - 1.0%                                    200,000    Beni Stabili S.p.A. #                                            211,076
                                                                                                                         ----------

JAPAN - 15.0%                                     6,000    Goldcrest Co., Ltd #                                             472,242
                                                 76,000    Mitsubishi Estate Co., Ltd. #                                  1,045,486
                                                 66,000    Mitsui Fudosan Co., Ltd. #                                       996,758
                                                 45,000    Sumitomo Realty & Development Co., Ltd. #                        669,627
                                                                                                                         ----------
                                                                                                                          3,184,113
                                                                                                                         ----------

SPAIN - 5.3%                                      5,000    Inmobiliaria Colonial, S.A. #                                    303,625
                                                 17,540    Inmobiliaria Urbis, S.A. #                                       395,224
                                                  4,057    Metrovacesa, S.A. #                                              299,152
                                                  5,000    Sacyr Vallehermoso, S.A. #                                       140,272
                                                                                                                         ----------
                                                                                                                          1,138,273
                                                                                                                         ----------

UNITED KINGDOM - 2.6%                            16,160    British Land Co. PLC #                                           268,358
                                                 10,562    Land Securities Group PLC #                                      275,866
                                                                                                                         ----------
                                                                                                                            544,224
                                                                                                                         ----------

UNITED STATES - 51.1%                             8,000    AMB Property Corp.                                               359,200
                                                 10,000    Apartment Investment & Management Co.                            387,800
                                                  9,000    Boston Properties, Inc.                                          638,100
                                                  6,400    Brookfield Homes Corp.                                           355,392
                                                 51,500    Denny's Corporation                                              213,725
                                                 30,000    Equity Inns Inc.                                                 405,000
                                                 10,000    General Growth Properties, Inc.                                  449,300
                                                 10,300    Hilton Hotels Corp.                                              229,896
                                                156,200    La Quinta Corp. (Paired Certificates) +                        1,357,378
                                                 10,000    Liberty Property Trust                                           425,400
                                                 84,400    Lodgian, Inc.                                                    865,100
                                                 20,000    LTC Properties, Inc.                                             424,000
                                                164,500    Meristar Hospitality Corp. +                                   1,501,885
                                                 11,500    Mesabi Trust                                                     224,020
                                                 12,500    New Century Financial Corp.                                      453,375
                                                 20,000    Post Properties, Inc.                                            745,000
                                                 12,000    ProLogis Trust                                                   531,720
                                                  5,500    Public Storage, Inc.                                             368,500
                                                  5,000    SL Green Realty Corp.                                            340,900
                                                  5,000    Starwood Hotels & Resorts Worldwide, Inc.
                                                           (Paired Certificates)                                            285,850
                                                 10,000    Vail Resorts, Inc. +                                             287,500
                                                                                                                         ----------
                                                                                                                         10,849,041
                                                                                                                         ----------
TOTAL COMMON STOCKS - 93.1%
(Cost: $11,753,597)                                                                                                      19,769,243
                                                                                                                         ----------

                                                                                       DATE OF             INTEREST
                                                                                       MATURITY              RATE          VALUE
                                                                                      ----------          ----------     ---------
SHORT-TERM OBLIGATIONS: 7.0%
Repurchase Agreement: Purchased on 9/30/05; Maturity
value $1,486,390 (with State Street Bank & Trust Co.,
collateralized by $1,535,000 Federal Home Loan Banks 4.21%
due 8/22/08 with a value of $1,519,693) (Cost $1,486,000)                              10/3/2005             3.15%        1,486,000
                                                                                                                        -----------
TOTAL INVESTMENTS: 100.1%
(Cost: $13,239,597)                                                                                                      21,255,243
Other assets less liabilities: (0.1%)                                                                                       (31,190)
                                                                                                                        -----------
NET ASSETS: 100.0%                                                                                                      $21,224,053
                                                                                                                        ===========



+    Non-income producing

# Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $6,982,843, which represented 32.90% of net assets.

                                                    % of Net
 Summary of Investments by Industry                  Assets
------------------------------------                --------
Diversified                                          30.2%
Finance                                               2.1%
Forest                                                2.9%
Healthcare                                            2.0%
Hotels and Motels                                    23.2%
Industrial                                            4.2%
Office                                                9.7%
Other                                                 3.5%
Regional Malls                                        2.1%
Residential                                          10.1%
Restaurant                                            1.1%
Short-Term Obligations                                7.0%
Storage                                               1.7%
Other assets less liabilities:                       (0.1%)
                                                    -----
                                                    100.0%
                                                    =====


SECURITY VALUATION--Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. As of June 23, 2003, the Fund began pricing securities traded on the NASDAQ Stock Market using the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Forward foreign currency contracts are valued at the spot currency rate plus an amount ("points") which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

ITEM 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Worldwide Real Estate Fund


By Bruce J. Smith, Chief Financial Officer,   Worldwide Real Estate Fund

     /s/ Bruce J. Smith
     --------------------------------------------------

Date: November 28, 2005
      -----------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Real Estate Fund
     -------------------------------------------------------------------------

Date: November 28, 2005
      -----------------


By   /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Real Estate Fund
     -----------------------------------------------------------------------

Date: November 28, 2005
      -----------------